Segment information (Tables)	12 Months Ended
Jun. 30, 2025
Segment information
Schedule of segment information

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2025
Income statement
External turnover	3 640	8 421	96 026	60 716	38 246	42 047	—	—	249 096
Segment turnover	30 373	13 133	98 419	63 528	38 703	42 571	—	(37 631)	249 096
Intersegmental turnover	(26 733)	(4 712)	(2 393)	(2 812)	(457)	(524)	—	37 631	—
Materials, energy and consumables used²	(9 965)	(3 493)	(70 247)	(32 798)	(19 278)	(30 308)	(168)	37 116	(129 141)
Selling and distribution costs	—	—	(28)	(4 322)	(3 679)	(1 584)	–	34	(9 579)
Maintenance expenditure	(4 602)	(286)	(4 064)	(3 751)	(2 586)	(1 028)	(576)	1 369	(15 524)
Employee-related expenditure	(6 854)	(732)	(4 758)	(5 969)	(4 648)	(6 177)	(6 389)	229	(35 298)
Depreciation and amortisation	(1 426)	(1 179)	(1 015)	(5 361)	(2 988)	(1 555)	(478)	—	(14 002)
Other expenses and income	(3 531)	(88)	(2 300)	(5 631)	(3 849)	(946)	8 751	(1 117)	(8 711)
Equity accounted profits/(losses), net of tax	1	489	976	218	—	—	(61)	—	1 623
Remeasurement items affecting operating profit (refer note 8)	(42)	(4 796)	(11 761)	(905)	(9)	(2 184)	52	—	(19 645)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 954	3 048	5 222	5 009	1 666	(1 211)	1 131	—	18 819
Statement of Financial Position
Additions to non-current assets³	3 573	3 481	7 315	6 863	2 332	1 548	301	—	25 413
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

2An amount of R103 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,5 billion), Gas (R3,5 billion), Fuels (R59,7 billion), Chemicals Africa (R25 billion), Chemicals America (R15,7 billion), Chemicals Eurasia (R26,6 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R36,2 billion).

[3]Excludes capital project related payables and equity accounted investments.

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2024
Income statement
External turnover	3 874	8 014	116 256	63 829	41 424	41 714	—	—	275 111
Segment turnover	28 876	12 158	118 864	66 883	41 805	42 201	—	(35 676)	275 111
Intersegmental turnover	(25 002)	(4 144)	(2 608)	(3 054)	(381)	(487)	—	35 676	—
Materials, energy and consumables used²	(9 401)	(4 097)	(76 483)	(30 038)	(21 899)	(30 974)	(182)	35 117	(137 957)
Selling and distribution costs	—	—	(44)	(4 771)	(3 936)	(1 673)	—	30	(10 394)
Maintenance expenditure	(4 214)	(329)	(4 089)	(3 492)	(2 792)	(1 189)	(710)	1 369	(15 446)
Employee-related expenditure	(6 851)	(750)	(4 801)	(5 721)	(4 843)	(6 213)	(6 564)	278	(35 465)
Depreciation and amortisation	(1 532)	(665)	(1 115)	(5 018)	(4 905)	(1 930)	(479)	—	(15 644)
Other expenses and income	(3 684)	(1 031)	(5 314)	(6 459)	(4 953)	(345)	9 050	(1 118)	(13 854)
Equity accounted (losses)/profits, net of tax	(1)	463	1 173	143	—	—	(20)	—	1 758
Remeasurement items affecting operating profit (refer note 8)	17	954	(9 244)	(5 237)	(59 686)	(2 265)	47	—	(75 414)
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 210	6 703	18 947	6 290	(61 209)	(2 388)	1 142	—	(27 305)
Statement of Financial Position
Additions to non-current assets³	2 954	6 492	8 671	7 548	1 762	2 062	670	—	30 159
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

[2]	An amount of R114,9 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,2 billion), Gas (R4,1 billion), Fuels (R67,6 billion), Chemicals Africa (R23,5 billion), Chemicals America (R18,6 billion), Chemicals Eurasia (R27,2 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R34,4 billion).

[3]Excludes capital project related payables and equity accounted investments.

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2023
Income statement
External turnover	6 386	7 234	116 235	67 772	44 492	47 577	—	—	289 696
Segment turnover	27 666	11 988	118 708	70 586	44 942	48 194	—	(32 388)	289 696
Intersegmental turnover	(21 280)	(4 754)	(2 473)	(2 814)	(450)	(617)	—	32 388	—
Materials, energy and consumables used²	(8 508)	(3 834)	(76 043)	(27 548)	(28 605)	(39 427)	(210)	31 878	(152 297)
Selling and distribution costs	—	—	(43)	(4 974)	(3 773)	(1 717)	—	37	(10 470)
Maintenance expenditure	(4 056)	(345)	(4 361)	(3 565)	(2 324)	(1 120)	(719)	1 414	(15 076)
Employee-related expenditure	(6 743)	(637)	(4 544)	(5 426)	(4 588)	(5 403)	(6 394)	191	(33 544)
Depreciation and amortisation	(2 394)	(569)	(2 242)	(4 197)	(4 645)	(1 699)	(745)	—	(16 491)
Other expenses and income	(3 441)	(73)	(5 211)	(6 303)	(5 466)	884	11 719	(1 132)	(9 023)
Equity accounted profits, net of tax	2	439	2 038	144	—	—	—	—	2 623
Remeasurement items affecting operating profit (refer note 8)	54	(537)	(35 430)	(1 048)	3 916	(900)	47	—	(33 898)
Earnings/(loss) before interest and tax (EBIT/LBIT)	2 580	6 432	(7 128)	17 669	(543)	(1 188)	3 698	—	21 520
Statement of Financial Position
Additions to non-current assets³	2 979	5 600	8 909	8 202	2 491	1 827	846	—	30 854
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

[2]	An amount of R126 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R7,5 billion), Gas (R3,8 billion), Fuels (R67,6 billion), Chemicals Africa (R21,8 billion), Chemicals America (R24,4 billion), Chemicals Eurasia (R32,2 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R31,1 billion).

[3]	Excludes capital project related payables and equity accounted investments.

Schedule of geographic segmentation

South
	Africa	Mozambique	United States	Europe	Rest of World	Total
	Rm	Rm	Rm	Rm	Rm	Rm
2025
External turnover¹	119 000	1 053	39 167	47 158	42 718	249 096
Earnings/(loss) before interest and tax (EBIT/(LBIT))²	16 648	(1 717)	2 354	(2 417)	3 951	18 819
Tax paid	5 352	1 323	11	475	132	7 293
Non-current assets³	69 763	22 901	75 022	14 763	10 066	192 515
2024
External turnover¹	137 903	1 091	43 374	50 044	42 699	275 111
Earnings/(loss) before interest and tax (EBIT/LBIT)²	28 109	738	(58 891)	(834)	3 573	(27 305)
Tax paid	7 939	2 536	12	400	45	10 932
Non-current assets³	69 729	25 090	77 217	17 136	10 984	200 156
2023
External turnover¹	142 804	1 146	46 334	55 996	43 416	289 696
Earnings before interest and tax (EBIT)²	7 872	1 051	1 899	4 957	5 741	21 520
Tax paid	11 516	1 837	12	493	94	13 952
Non-current assets³	67 389	18 915	143 714	19 708	11 083	260 809
[1]	The analysis of turnover is based on the location of the customer.
[2]	Includes equity accounted profits and remeasurement items.
[3]	Excludes deferred tax assets and post-retirement benefit assets.